UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                       811-22516

                                                ASGI Aurora Opportunities Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc.
401 South Tryon Street
                                           Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
  200 Berkeley Street
                           Boston, MA 02116
 (Name and address of agent for service)

Registrant's telephone number, including area code:   (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ASGI Aurora Opportunities Fund, LLC

Schedule of Investments (unaudited)
As of June 30, 2012

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Event-Driven - 9.68%	Cevian Capital II LP	$1,700,000	$1,586,388
	West Face Long Term Opportunities (USA) LP	2,500,000	2,663,743
			4,250,131
Long/Short Credit - 29.22%	Alden Global Distressed Opportunities Fund LP	2,021,905	1,479,490
	Centerbridge Credit Partners LP	2,000,000	2,168,294
	Columbus Hill Partners LP	1,625,000	1,623,579
	Monarch Opportunities Fund LP	1,500,000	1,540,932
	Redwood Domestic Fund LP	2,150,000	2,307,521
	Thoroughbred Fund LP	2,550,000	2,719,025
	York Credit Opportunities Fund LP	950,000	993,974
			12,832,815
Long/Short Equities - 29.45%	AKO Partners LP	1,300,000	1,365,435
	Broadway Gate Onshore Fund LP	1,396,700	1,545,779
	Cobalt Partners LP	500,000	506,923
	Greenlight Capital (Gold) LP	975,000	936,527
	Indus Asia Pacific Fund LP	1,271,491	1,177,765
	Indus Pacific Opportunities Fund LP	1,307,484	1,204,742
	Lansdowne Developed Markets Fund LP	1,250,000	1,322,713
	Lansdowne Global Financials Fund LP	1,495,282	1,252,893
	Miura Global Partners II LP	738,594	826,568
	Passport II LP	428,224	392,721
	Passport Special Opportunities Fund LP	500,000	499,662
	Point Lobos Partners LP	468,750	438,266
	Scout Capital Partners II LP	1,439,638	1,460,779
			12,930,773
Macro - 17.19%	Astenbeck Commodities Fund II LP	1,775,000	1,526,187
	Avantium Liquid EM Macro Fund LP	750,000	757,476
	BlueTrend Fund LP	400,000	377,298
	Brevan Howard Multi-Strategy Fund LP	2,025,000	2,105,664
	CCP Quantitative Fund LP	400,000	418,153
	Discovery Global Opportunity Partners LP	1,950,000	2,023,346
	Dymon Asia Macro (US) Fund	350,000	341,036
			7,549,160

ASGI Aurora Opportunities Fund, LLC

Schedule of Investments (unaudited) (continued)
As of and for the Three Month Period Ended June 30, 2012

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Multi-Strategy Opportunistic - 11.75%	Azentus Global Opportunities LP	1,375,000	1,288,134
	Eton Park Fund LP	952	880
	Luxor Capital Partners LP	1,270,648	1,235,577
	Orange Capital Domestic I LP	1,387,878	1,274,329
	York Select LP	1,750,000	1,360,203
			5,159,123
Total Investments (Cost - $43,502,546) - 97.29%			42,722,002
Other Assets Less Liabilities - 2.71%			1,192,181
Members' Capital - 100.00%			$43,914,183

Percentages shown are stated as a percentage of Members' Capital as of June 30, 2012. All investments in Investment Funds are non-income producing.

Investments by Strategy (as a percentage of total investments)
Long/Short Equities	30.27%
Long/Short Credit	30.04
Macro	17.66
Multi-Strategy Opportunistic	12.08
Event-Driven	9.95
100.00%

1. Organization

ASGI Aurora Opportunities Fund, LLC (the “Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since January 3, 2011.  The Fund is a closed-end management investment company.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.

The Fund’s investment objective is to generate consistent long-term capital appreciation with diversification of risk through the use of a “multi-manager, multi-strategy” global investment strategy.  The Fund seeks to accomplish this objective by allocating its capital primarily among a select group of collective investment vehicles (“Investment Funds”) managed by experienced investment managers (“Investment Managers”) that implement a number of different alternative investment strategies and invest in a variety of worldwide markets.

2. Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

ASGI Aurora Opportunities Fund, LLC

Schedule of Investments (unaudited) (continued)
As of and for the Three Month Period Ended June 30, 2012

• Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
• Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.
• Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value.  Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal year end.  All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's members' capital as of June 30, 2012 is as follows:

Description	Total Fair Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Event-Driven	$4,250,131	$-	$-	$4,250,131
Long/Short Credit	12,832,815	-	2,473,463	10,359,352
Long/Short Equities	12,930,773	-	9,372,882	3,557,891
Macro	7,549,160	-	7,549,160	-
Multi-Strategy Opportunistic	5,159,123	-	4,192,142	966,981
	$42,722,002	$-	$23,587,647	$19,134,355

The following is a reconciliation of Level 3 investments in Investment Funds for which significant unobservable inputs were used in determining fair value:

Investments in
Investment Funds
Balance, as of April 1, 2012	$19,427,208
Realized gain/(loss)	(6,248)
Change in unrealized appreciation/depreciation	(475,203)
Purchases	975,000
(Sales)	(1,545,314)
Transfers into Level 3	1,464,989
Transfers (out) of Level 3	(706,077)
Balance, as of June 30, 2012	$19,134,355

There were no transfers between Level 1 and Level 2 investments for the three month period ended June 30, 2012.  Transfers from Level 2 into Level 3 for the three month period ended June 30, 2012 was $1,464,989. Transfers from Level 3 into Level 2 for the three month period ended June 30, 2012 was $706,077.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of June 30, 2012 was $475,204.

ASGI Aurora Opportunities Fund, LLC

Schedule of Investments (unaudited) (continued)
As of and for the Three Month Period Ended June 30, 2012

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of June 30, 2012:

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment Managers in this strategy usually employ a low to moderate degree of leverage.

Multi-Strategy Opportunistic strategies generally involve Investment Managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage).  Capital is opportunistically allocated as such Investment Managers perceive each strategy’s opportunity set changing with market conditions.

Event-Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities.  Investment Managers utilizing macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.  Most Investment Managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

ASGI Aurora Opportunities Fund, LLC

Schedule of Investments (unaudited) (continued)
As of and for the Three Month Period Ended June 30, 2012

Long/Short Credit strategies generally involve Investment Managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Investment Managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments.  The use of leverage varies considerably.  Investment Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage.  Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the Investment Managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	ASGI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 17, 2012

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	August 17, 2012

* Print the name and title of each signing officer under his or her signature.